Statement of Changes in Net Assets Available for Benefits - EBP 003 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Net investment gain in the Charter Communications, Inc. Defined Contribution Plans Master Trust	$ 244,882
Employer contributions	79,336
Total additions	324,218
Deductions:
Benefits paid to participants	136,148
Administrative expenses	713
Total deductions	136,861
Net increase	187,357
Transfer from Qualified Defined Benefit Pension Plan	80,331
Net assets available for benefits, beginning of year	1,474,982
Net assets available for benefits, end of year	$ 1,742,670